Vessels in Operation (Details Narrative) $ in Thousands	2 Months Ended		3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Mar. 10, 2025 USD ($)	Feb. 19, 2025 USD ($)	Mar. 24, 2025 USD ($)	May 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Unpaid capitalized expenses					$ 12,979	$ 4,179	$ 13,556
Advances for vessel acquisition							6,850
Proceeds from Sale of Property, Plant, and Equipment					53,483	(0)
Gain (Loss) on Disposition of Property Plant Equipment					$ 28,343	$ 0
Number of unencumbered vessels					16
Advances for other vessel additions					$ 6,785		11,784
2027 Secured Notes (c) [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral					17
Other Loan Facilities [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral					36
Dimitris Y [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement				$ 35,600
Delivery Date				is scheduled for delivery in 4Q25
Keta [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs			2,200
Proceeds from Sale of Property, Plant, and Equipment			$ 11,944
Collateral description			the vessel was released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027
Gain (Loss) on Disposition of Property Plant Equipment			$ 7,121
Tasman [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	5,936
Proceeds from Sale of Property, Plant, and Equipment	$ 30,846
Collateral description	the vessel was released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027
Gain (Loss) on Disposition of Property Plant Equipment	$ 17,943
Akiteta [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		2,200
Proceeds from Sale of Property, Plant, and Equipment		$ 10,693
Collateral description		the vessel was released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027
Gain (Loss) on Disposition of Property Plant Equipment		$ 3,279
Fourth High Reefer ECO Vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisition					$ 0		$ 6,850